5. Accounts Receivable (Details Narrative) - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Two Customers
Concentration risk percentage	69.00%
Wholesale Trading
Concentration risk percentage		21.00%
Retail Energy Services
Concentration risk percentage	59.00%	44.00%